Segment and Geographical Information - Revenue From External Customers By Geographic Areas (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 4,707	$ 4,343	$ 18,341	$ 17,585	$ 17,164
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			7,819	7,060	7,146
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			2,325	2,510	2,133
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues			$ 8,197	$ 8,015	$ 7,885